Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

22.  Trade and other payables

		At December 31,
		2022	2021
	Note	$’m	$’m
Trade payables		1,060	1,006
Other payables and accruals including other tax and social security payable		220	240
Payables and accruals for exceptional items		13	15
Related party payables	26	5	9
		1,298	1,270

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses, deferred income and value added tax payable.

Trade payables processing

Certain of the Group’s suppliers have access to independent third-party payable processors. The processors allow suppliers, if they choose, to sell their receivables to financial institutions at the sole discretion of both the supplier and the financial institution. We have no involvement in the sale of these receivables and the suppliers are at liberty to use these arrangements if they wish to receive early payment. As the original liability to our suppliers, including amounts due and scheduled payment dates, remains as agreed in our supply agreements and is neither legally extinguished nor substantially modified, the Group continues to present such obligations within trade payables.